First Trust Income Opportunities ETF Expense Example, No Redemption - First Trust Income Opportunities ETF - First Trust Income Opportunities ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 371
Expense Example, No Redemption, 3 Years	1,129
Expense Example, No Redemption, 5 Years	1,906
Expense Example, No Redemption, 10 Years	$ 3,941